Employee Benefit Plans - Net Periodic Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,440	$ 2,669	$ 2,936
Interest cost	$ 7,134	4,988	4,241
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense, Deposits
Expected return on plan assets	$ (11,762)	(12,942)	(11,874)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Dividend Income, Operating
Recognized net actuarial loss	$ 3,347	3,645	6,770
Net periodic pension cost (income)	$ 159	$ (1,640)	$ 2,073
Weighted-Average Assumptions:
Discount rate	5.26%	3.08%	2.81%
Expected return on assets	7.25%	6.25%	6.25%
Prior to Age 40 [Member]
Weighted-Average Assumptions:
Rate of Compensation increase	5.00%	5.00%	5.00%
Ages 40-54 [Member]
Weighted-Average Assumptions:
Rate of Compensation increase	4.00%	4.00%	4.00%
Otherwise [Member]
Weighted-Average Assumptions:
Rate of Compensation increase	3.50%	3.50%	3.50%